Stock-based Compensation - Schedule of Total Stock-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 6,024	$ 1,878	$ 19,082	$ 5,550	$ 5,399
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	2,442	1,185	7,405	3,482	3,270
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	3,039	482	10,104	1,405	1,658
Truck and freight operations
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	168	143	477	209	182
Sales and marketing
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 375	$ 68	$ 1,096	$ 454	$ 289